Schedule of Shares Held by Key Management Personnel (Details)	12 Months Ended
	Jun. 30, 2024 shares	Jun. 30, 2024 Integer	Jun. 30, 2023 shares	Jun. 30, 2023 Integer	Jun. 30, 2022 shares
IfrsStatementLineItems [Line Items]
Opening Balance	1,173,947	1,173,947	868,436	868,436
Closing Balance		1,525,621	1,173,947	1,173,947	868,436
Shares Held By Key Management Personnel [Member]
IfrsStatementLineItems [Line Items]
Opening Balance	1,149,362		1,786,093		2,955,616
Issued	296,535				477,000
Repurchased					(1,200,000)
Resignation of Key Management Personnel			(530,609)
Reverse Share Split			(106,122)		(446,523)
Closing Balance	1,445,897		1,149,362		1,786,093
Option Held By Key Management Personnel [Member]
IfrsStatementLineItems [Line Items]
Opening Balance	654,364		515,850
Issued	342,000		279,221		644,813
Expired			(106,078)
Exercised	(205,086)
Reverse share split			(34,629)		(128,963)
Closing Balance	791,278		654,364		515,850